Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Cash flows from operating activities
Net income (loss)	$ 1,872,244	$ (6,752,212)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation expense	200,439	234,756
Amortization of intangible asset	4,280	235,593
Allowance for doubtful accounts	(383,677)	14,395
Loss from disposal of property, plant and equipment		30
Issuance of common stock for services		1,840,000
Change in inventory reserve	0	296,702
Amortization of right of use assets	110,533
Changes in operating assets and liabilities:
Accounts receivable	(3,962,927)	(1,611,062)
Factoring receivable	(45,192,439)
Advances to suppliers	100,864	(128,735)
Advances to suppliers - related party		1,546,000
Inventory	40,355	(39,140)
Prepaid expenses and other receivables	331,977	(417,223)
Accounts payable	920,171	743,811
Accrued liabilities and other payables	628,198	(917,137)
Customer deposits	(2,425,102)	2,945,780
Taxes payable, net of prepaid taxes	185,887	352,413
Lease liabilities	22,160
Net cash used in operating activities	(47,547,037)	(1,656,029)
Cash flows from investing activities
Acquisition of property, plant and equipment	(21,879)	(5,086)
Net cash used in investing activities	(21,879)	(5,086)
Cash flows from financing activities
Net proceeds from equity financing	10,120,400	6,939,000
Repayment of loans from third party	(3,186,566)	(309,200)
Bank acceptance notes payable, net of repayment		(1,767,975)
Proceeds from bank loans		2,473,600
Repayment of bank loans	(308,600)	(2,782,800)
Proceeds from (repayment of) loans from related parties, net	9,333,670	161,589
Net cash provided by financing activities	15,958,904	4,714,214
Effect of exchange rate changes on cash, restricted cash and cash equivalents	(1,154,256)	319,398
Net (decrease) increase in cash, restricted cash and cash equivalents	(32,764,268)	3,372,497
Cash, restricted cash and cash equivalents, beginning of period	43,566,881	37,339,304
Cash, restricted cash and cash equivalents, end of period	10,802,613	40,711,801
Supplemental disclosure information:
Income taxes paid	1,341,579	709,980
Interest paid	$ 106,978	$ 137,594